SCHWAB CAPITAL TRUST

Schwab Fundamental US Large Company Index Fund

Schwab Fundamental US Small Company Index Fund

Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

(each, a fund and collectively, the funds)

Supplement dated January 14, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFI™ Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

1.	Schwab Fundamental US Large Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

2.	Schwab Fundamental US Small Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

3.	Schwab Fundamental International Large Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index.

4.	Schwab Fundamental International Small Company Index Fund

Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index.

5.	Schwab Fundamental Emerging Markets Large Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the parent index.

6.	All funds

a.	SAI — “Description of the Russell RAFI™ Index Series” section under the “Investment Objectives” section:

(i)	The fifth sentence of the first paragraph is deleted and replaced in its entirety with the following:

The weighting of the constituents by fundamental scores is determined during the March annual reconstitution.

(ii)	The first sentence of the second paragraph is deleted and replaced in its entirety with the following:

The Russell RAFI Index Series is created from the leading FTSE Global Total Cap Index.

(iii) The first and second sentences in the third paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI US Large Company Index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the FTSE Global Total Cap Index.

(iv) The first and second sentences in the fourth paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI US Small Company Index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the FTSE Global Total Cap Index.

(v) The first and second sentences in the fifth paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI Developed ex US Large Company Index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the FTSE Global Total Cap Index.

(vi) The first and second sentences in the sixth paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI Developed ex US Small Company Index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the FTSE Global Total Cap Index.

(vii) The first and second sentences in the seventh paragraph are deleted and replaced in their entirety with the following:

The Russell RAFI Emerging Markets Large Company Index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the FTSE Global Total Cap Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG105580-00 (01/19)

00224949

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